Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Series C Preferred Stock	Series C Preferred Stock Preferred Stock	Series C Preferred Stock Additional Paid-in Capital	Series D preferred stock	Series D preferred stock Preferred Stock	Series D preferred stock Additional Paid-in Capital
Beginning period balance at Dec. 31, 2010	$ 6,929	$ 1,550	$ 29	$ 0	$ 3,558	$ 1,792
Beginning period balance (in shares) at Dec. 31, 2010		430,000	2,853,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,335					2,335
Issuance of stock (in shares)			204,000				263,369,000	263,000
Issuance of stock	500		2		498		909	950	(41)
Preferred stock dividends	(257)					(257)
Purchases of treasury stock (in shares)	0
Ending period balance at Dec. 31, 2011	10,416	2,500	31	0	4,015	3,870
Ending period balance (in shares) at Dec. 31, 2011		693,000	3,057,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	17,085					17,085
Issuance of stock (in shares)			408,000							8,064,881	8,065,000
Issuance of stock	1,000		4		996					30,174	32,000	(1,826)
Stock-based compensation expense	13				13
Issuance of common stock under discretionary incentive plan	438
Preferred stock dividends	(119)					(119)
Redemption of Series A preferred stock (in shares)		(416,000)
Redemption of Series A preferred stock	(1,500)	(1,500)
Purchases of treasury stock (in shares)			(631,000)
Purchases of treasury stock	(1,820)			(1,820)
Ending period balance at Dec. 31, 2012	55,249	33,000	35	(1,820)	3,198	20,836
Ending period balance (in shares) at Dec. 31, 2012		8,342,000	2,834,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	22,598					22,598
Stock-based compensation expense	2,452				2,452
Issuance of stock warrant	1,522				1,522
Issuance of common stock under discretionary incentive plan (in shares)			39,000
Issuance of common stock under discretionary incentive plan				113	325
Preferred stock dividends	(27)					(27)
Conversion of preferred stock to common stock (in shares)		(8,342,000)	8,342,000
Conversion of preferred stock to common stock	0	(33,000)	84		32,916
Issuance of common stock under private equity offering, net of initial purchaser's discount, placement fee and issuance costs (in shares)			6,389,000
Issuance of common stock under private offering, net of initial purchaser's discount, placement fee and issuance costs	104,600		64		104,536
Issuance of common stock under initial public offering, net of underwriters' discount and issuance costs (in shares)			8,165,000
Issuance of common stock under initial public offering, net of underwriters' discount and issuance costs	120,669		81	1,707	118,881
Purchases of treasury stock (in shares)	0
Ending period balance at Dec. 31, 2013	$ 307,501	$ 0	$ 264	$ 0	$ 263,830	$ 43,407
Ending period balance (in shares) at Dec. 31, 2013		0	25,769,000